Debt - Additional Information (Details) $ in Thousands					12 Months Ended
	Apr. 30, 2021 USD ($)	Jan. 20, 2021 USD ($)	Apr. 30, 2020 USD ($)	Jun. 17, 2019	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	Mar. 31, 2020 shares	Jul. 17, 2019 USD ($)
Debt Instrument [Line Items]
Common stock issued for notes purchased | shares					92,619,641	66,155,340		9,162,976
Amortization of debt issuance cost					$ 461	$ 0	$ 0
Gain (loss) on extinguishment of debt					790	$ (116)	$ 0
Barclays Bank PLC [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Initial margins	3.25%
Barclays Bank PLC [Member] | Letter of Credit [Member]
Debt Instrument [Line Items]
Liquidity ratio amount, minimum limit					$ 125,000
Leverage ratio					3.75
Interest coverage ratio					1.5
Line of credit facility, covenant compliance					As of December 31, 2021, we were in full compliance with our financial condition covenant.
Revolving Line of Credit [Member]
Debt Instrument [Line Items]
Unamortized debt issuance cost					$ 1,600
Debt issuance costs					2,100
Revolving Line of Credit [Member] | Western Alliance Bank [Member]
Debt Instrument [Line Items]
Principal amount									$ 1,000
Maturity period				2 years
Initial margins				5.50%
Line of credit, outstanding balance					$ 1,000
Revolving Line of Credit [Member] | Barclays Bank PLC [Member]
Debt Instrument [Line Items]
Maturity period	3 years
Initial Commitment Fees	0.50%
Revolving Line of Credit [Member] | Barclays Bank PLC [Member] | Letter of Credit [Member]
Debt Instrument [Line Items]
Aggregate commitments	$ 100,000
Initial Commitment Fees	3.25%
Line of credit facility, covenant terms					The Credit Agreement includes the following financial condition covenants that we are required to satisfy: (i) maintain a minimum liquidity limit of $125 million for each quarter; (ii) maintain a 3.75 times leverage ratio; and (iii) maintain a 1.5 times interest coverage ratio. The leverage and interest coverage ratios will be triggered when we achieve $50 million in adjusted EBITDA over a trailing twelve months, or upon our election if we have achieved positive adjusted EBITDA over a trailing twelve months. Once the leverage and interest coverage ratios are triggered the minimum liquidity limit will not have a minimum limit. Minimum liquidity includes unrestricted cash plus the undrawn balance of the revolving credit facility. The minimum liquidity covenant was the only financial condition covenant we had to satisfy as of the period ended December 31, 2021
Credit facility revolver fees					$ 50,000
Paycheck Protection Program loan [Member] | CARES Act [Member]
Debt Instrument [Line Items]
Maturity period			2 years
Initial margins			1.00%
Loans received			$ 800
Gain (loss) on extinguishment of debt		$ 800